Pension and Postretirement Benefit Plans (Detail) (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 32,417,000		$ 32,417,000
Fair value of plan assets				40,904,000	32,417,000
Long-term liabilities	123,923,000			129,949,000	98,599,000
Recognized (gains) losses due to plan curtailments				214,000	333,000	(310,000)
Rate of compensation increase				2.40%	2.40%	2.20%
Return on pension plan assets				5.20%	5.10%	6.40%
Rate of compensation increase				2.40%	2.20%	2.50%
Projected health care cost trend rate				7.50%	8.00%	8.00%
Ultimate health care rate				5.00%	5.00%	5.00%
Year ultimate health care trend rate is achieved				2019	2019	2019
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components				48,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components				(41,000)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation				1,209,000
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation				(1,045,000)
Defined Benefit Plan, Actual Plan Asset Allocations				100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations				100.00%	100.00%
Defined Contribution Plan, Cost Recognized				3,000,000	2,700,000	3,300,000
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				9,781,000	9,607,000
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				12,557,000	10,302,000
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		12,508,000		12,508,000	12,013,000
Actual return on assets				5,466,000	(533,000)
Translation				(119,000)	588,000
Fair value of plan assets				18,566,000	12,508,000
Purchases, sales, issuances, and settlements, net				711,000	440,000
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		8,080,000		8,080,000
Fair value of plan assets				11,081,000	8,080,000
Defined Benefit Plan, Actual Plan Asset Allocations				27.00%	25.00%
Defined Benefit Plan, Target Plan Asset Allocations				22.00%	23.00%
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				6,607,000	1,328,000
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				4,474,000	6,752,000
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0	0
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		5,007,000		5,007,000
Fair value of plan assets				9,646,000	5,007,000
Defined Benefit Plan, Actual Plan Asset Allocations				24.00%	15.00%
Defined Benefit Plan, Target Plan Asset Allocations				12.00%	13.00%
Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				1,563,000	1,457,000
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				8,083,000	3,550,000
Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0	0
Insurance Contract, Rights and Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		12,435,000		12,435,000
Fair value of plan assets				18,399,000	12,435,000
Defined Benefit Plan, Actual Plan Asset Allocations				45.00%	39.00%
Defined Benefit Plan, Target Plan Asset Allocations				58.00%	31.00%
Insurance Contract, Rights and Obligations [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0	0
Insurance Contract, Rights and Obligations [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0	0
Insurance Contract, Rights and Obligations [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				18,399,000	12,435,000
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		6,822,000		6,822,000
Fair value of plan assets				1,611,000	6,822,000
Defined Benefit Plan, Actual Plan Asset Allocations				4.00%	21.00%
Defined Benefit Plan, Target Plan Asset Allocations				8.00%	33.00%
Cash [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				1,611,000	6,822,000
Cash [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0	0
Cash [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0	0
Other Pension Plan Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				167,000	73,000
Other Pension Plan Asset [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0	0
Other Pension Plan Asset [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				0	0
Other Pension Plan Asset [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets				167,000	73,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,254,000	948,000		3,795,000	3,838,000	2,759,000
Interest cost	1,168,000	1,334,000		5,413,000	4,779,000	5,099,000
Expected return on plan assets	(471,000)	(444,000)		(1,819,000)	(1,485,000)	(1,298,000)
Actuarial loss (gain) and amortization of prior service cost (credit), net	786,000	349,000		0	0	79,000
Net periodic benefit cost	2,737,000	2,187,000		9,000,000	9,075,000	6,845,000
Benefit obligation at beginning of year	(173,983,000)	(133,866,000)	(173,983,000)	(133,866,000)	(124,948,000)
Participant contributions				(228,000)	(246,000)
Actuarial gains (losses)				(34,191,000)	448,000
Settlement (gains) losses				328,000	0
Benefits paid				3,928,000	3,921,000
Business combinations				(131,000)	0
Curtailment gains (losses)				0	0
Contractual termination benefits				0	0
Plan amendments				(117,000)	(459,000)
Translation adjustment				(498,000)	(3,965,000)
Benefit obligation at end of year				(173,983,000)	(133,866,000)	(124,948,000)
Fair value of plan assets	40,904,000	32,417,000	40,904,000	32,417,000	30,190,000
Actual return on assets				6,009,000	1,043,000
Employer contributions				5,073,000	4,601,000
Translation				1,105,000	258,000
Fair value of plan assets				40,904,000	32,417,000	30,190,000
Underfunded				(133,079,000)	(101,449,000)
Accrued payroll, taxes and related benefits				(3,130,000)	(2,850,000)
Long-term liabilities				(129,949,000)	(98,599,000)
Net amount recognized				(133,079,000)	(101,449,000)
Net actuarial (gain) loss				57,632,000	29,434,000
Net prior service cost (credit)				430,000	323,000
Net amount recognized in AOCI				58,062,000	29,757,000
Net actuarial (gain) loss				30,002,000	(101,000)
Prior service cost (credit)				117,000	459,000
Amortization of net actuarial loss				(1,373,000)	(1,438,000)
Amortization of prior service (cost) credit				(24,000)	(505,000)
Settlement/curtailment gains (losses)				(214,000)	0
Translation adjustment				(203,000)	853,000
Total change in AOCI				28,305,000	(732,000)
Amortization of prior service cost (credit)				24,000	505,000	48,000
Recognized losses due to plan settlements				214,000	0	0
Recognized (gains) losses due to plan curtailments				0	0	(310,000)
Recognized net actuarial loss				1,373,000	1,438,000	468,000
Net actuarial loss (gain)			3,225,000
Prior service cost (credit)			38,000
Total			3,263,000
Accumulated benefit obligation				154,788,000	119,761,000
Projected benefit obligation				173,983,000	133,806,000
Accumulated benefit obligation				154,788,000	119,717,000
Fair value of plan assets				40,904,000	32,353,000
Projected benefit obligation				0	60,000
Accumulated benefit obligation				0	44,000
Fair value of plan assets				0	64,000
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				2.80%	4.00%	3.80%
Discount rate on pension plans				4.00%	3.80%	4.90%
2015				4,263,000
2016				4,335,000
2017				5,214,000
2018				4,837,000
2019				5,244,000
Years 2020 - 2024				29,849,000
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,000	1,000		5,000	14,000	28,000
Interest cost	110,000	123,000		491,000	450,000	607,000
Expected return on plan assets				0	0	0
Actuarial loss (gain) and amortization of prior service cost (credit), net	(135,000)	(139,000)		0	0	0
Net periodic benefit cost	(24,000)	(15,000)		(63,000)	257,000	75,000
Benefit obligation at beginning of year	(12,191,000)	(11,372,000)	(12,191,000)	(11,372,000)	(13,556,000)
Participant contributions				(62,000)	(105,000)
Actuarial gains (losses)				(1,271,000)	1,994,000
Settlement (gains) losses				0	0
Benefits paid				1,010,000	1,059,000
Business combinations				0	0
Curtailment gains (losses)				0	(358,000)
Contractual termination benefits				0	0
Plan amendments				0	58,000
Translation adjustment				0	0
Benefit obligation at end of year				(12,191,000)	(11,372,000)	(13,556,000)
Fair value of plan assets	0	0	0	0	0
Actual return on assets				0	0
Employer contributions				948,000	954,000
Translation				0	0
Fair value of plan assets				0	0	0
Underfunded				(12,191,000)	(11,372,000)
Accrued payroll, taxes and related benefits				(880,000)	(880,000)
Long-term liabilities				(11,311,000)	(10,492,000)
Net amount recognized				(12,191,000)	(11,372,000)
Net actuarial (gain) loss				(79,000)	(1,368,000)
Net prior service cost (credit)				(1,982,000)	(2,523,000)
Net amount recognized in AOCI				(2,061,000)	(3,891,000)
Net actuarial (gain) loss				1,271,000	(1,994,000)
Prior service cost (credit)				0	(58,000)
Amortization of net actuarial loss				18,000	0
Amortization of prior service (cost) credit				541,000	540,000
Settlement/curtailment gains (losses)				0	25,000
Translation adjustment				0	0
Total change in AOCI				1,830,000	(1,487,000)
Amortization of prior service cost (credit)				(541,000)	(540,000)	(731,000)
Recognized losses due to plan settlements				0	0	0
Recognized (gains) losses due to plan curtailments				0	333,000	0
Recognized net actuarial loss				(18,000)	0	171,000
Net actuarial loss (gain)			0
Prior service cost (credit)			(541,000)
Total			(541,000)
Accumulated benefit obligation				12,191,000	11,372,000
Projected benefit obligation				12,191,000	11,372,000
Accumulated benefit obligation				12,191,000	11,372,000
Fair value of plan assets				0	0
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				3.80%	4.50%	3.50%
Discount rate on pension plans				4.50%	3.50%	4.50%
2015				890,000
2016				859,000
2017				860,000
2018				839,000
2019				858,000
Years 2020 - 2024				4,001,000
German United Kingdom Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Underfunded			120,000,000
Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Return on pension plan assets			4.70%
Rate of compensation increase			2.40%
Scenario, Forecast [Member] | Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions			5,600,000
Discount rate on pension plans			2.80%
Scenario, Forecast [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contributions			$ 900,000
Discount rate on pension plans			3.80%